Total
T. Rowe Price Extended Equity Market Index Fund
Fees and Expenses of the Fund
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	T. Rowe Price Extended Equity Market Index Fund Extended Equity Market Index Fund USD ($)
Maximum account fee	$ 20	[1]
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price Extended Equity Market Index Fund Extended Equity Market Index Fund
Management fees	0.09%	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.16%	[1]
Total annual fund operating expenses	0.25%	[1]
[1]	Restated to reflect current fees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	T. Rowe Price Extended Equity Market Index Fund Extended Equity Market Index Fund USD ($)
1 Year	$ 26
3 Years	80
5 Years	141
10 Years	$ 318

Supplement to Prospectus and Summary Prospectus Dated May 1, 2021

The fund currently pays T. Rowe Price an annual all-inclusive management fee of 0.35% based on the fund’s average daily net assets. The management fee is calculated and accrued daily, and it includes investment management services and ordinary, recurring operating expenses, but does not cover interest; expenses related to borrowings, taxes, and brokerage and other transaction costs; or nonrecurring, extraordinary expenses.

Effective August 1, 2021, the fund will begin paying T. Rowe Price an annual investment management fee of 0.09% based on the fund’s average daily net assets and the fund will bear its own operating expenses, subject to certain limitations. Also effective August 1, 2021, T. Rowe Price has agreed to limit the fund’s total expense ratio to no more than 0.25% of the fund’s average daily net assets, through at least April 30, 2024, and T. Rowe Price has agreed to a permanent expense limitation that will not expire limiting the fund’s total expense ratio to no more than 0.35% of the fund’s average daily net assets.

Effective August 1, 2021, the fee table and expense example in the summary prospectus and section 1 of the prospectus will be revised as follows: